FINANCIAL ASSETS AND LIABILITIES - Summary of the opening value of derivative debt and non-debt derivative financial instruments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 329,124	R$ (868,346)
Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,319,512	(990,764)
Non-derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ (990,388)	R$ 122,418